Fair Value Measurements	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
3. Fair Value Measurements

No transfers between
levels have occurred during the periods presented. The following tables present information about the Company’s financial assets measured at fair value on a recurring basis (in thousands):

	As of December 31, 2020
	Total	Level 1	Level 2	Level 3
Assets:
Money market funds, included in cash and cash equivalents	$372,537	$372,537	$—	$—
Synlogic, Inc. common stock, included in equity method investments	13,696	13,696	—	—
Synlogic, Inc. warrant, included in investments	5,504	—	5,504	—
Loans receivable, included in prepaid expenses and other current assets	2,268	—	—	2,268
Loans receivable, net of current portion	13,298	—	—	13,298

Total	$407,303	$386,233	$5,504	$15,566

	As of December 31, 2019
	Total	Level 1	Level 2	Level 3
Assets:
Money market funds, included in cash and cash equivalents	$480,178	$480,178	$—	$—
Synlogic, Inc. common stock, included in equity method investments	16,359	16,359	—	—
Synlogic, Inc. warrant, included in investments	6,574	—	6,574	—
Loan receivable, included in prepaid expenses and other current assets	1,106	—	—	1,106
Loan receivable, net of current portion	3,724	—	—	3,724

Total	$507,941	$496,537	$6,574	$4,830

As of December 31, 2020, loans receivable primarily consisted of a revolving promissory note with Glycosyn, LLC (“Glycosyn”) which is secured by the assets of Glycosyn, including certain intellectual property such as patents and copyrights held by Glycosyn, (“Glycosyn Promissory Note”) and a series of convertible notes with Access Bio, Inc. (“Access Bio Convertible Notes”). As of December 31, 2019, the loan receivable balance consisted of the Glycosyn Promissory Note. The fair value of the Glycosyn Promissory Note and Access Bio Convertible Notes were determined based on significant inputs not observable in the market, which represent a Level 3 measurement within the fair value hierarchy. Significant changes in these unobservable inputs in isolation could have resulted in a significantly lower or higher fair value measurement. Refer to Note 4 for additional details on loans receivable.
The Company used a probability-weighted discounted cash flow valuation approach to determine the fair value of the Glycosyn Promissory Note. Using this approach, the present value of the expected future cash flows were calculated under four settlement scenarios and then were weighted based on the estimated probability of each scenario. The four settlement scenarios considered in the valuation were (i) a qualified financing which resulted in a 20% conversion discount, (ii) repayment upon change in control, (iii) a dissolution scenario and (iv) repayment in accordance with the terms of the note. The significant assumptions used in valuing the Glycosyn Promissory Note during the years ended December 31, 2020 and 2019 included the expected timing and probability of each scenario and the discount rate. For the year ended December 31, 2020, a discount rate of 15% was applied and the probability and timing of each scenario ranged from 10% to 40% and spanned 1 to 2.5 years, respectively. For the year ended December 31, 2019, a discount rate of 15% was applied and the probability and timing of each scenario ranged from 20% to 40% and spanned 1 to 3.5 years, respectively. The weighted average timing of the scenarios weighted based on the probability of each scenario for the years ended December 31, 2020 and 2019 was 1.2 years and 2.3 years, respectively.
The Company used a
Monte-Carlo simulation model to determine the fair value of the Access Bio Convertible Notes. The future stock price of Access Bio, Inc. (“Access Bio”) was simulated over the term of the note to assess the value of the settlement features which included (i) conversion into stock at a discount determined under a reset provision tied to the performance of Access Bio’s stock price and (ii) redemption at maturity. The significant assumptions used in determining the simulated future stock price included the expected timing of the conversion, which is assumed at maturity, and expected volatility. The significant assumptions used in determining the fair value of the Access Bio Convertible Notes under a redemption at maturity scenario was the discount rate and expected volatility. For the year ended December 31, 2020 the discount rate that was used to determine fair value of the Access Bio Convertible Notes under the maturity scenario was 32.8%. For the year ended December 31, 2020, the volatility rate used to determine the fair value of the Access Bio Convertible Notes was 83.1% and 88.5% which represented the volatility rate at the inception and as of December 31, 2020, respectively.

The following table provides a reconciliation of all assets measured at fair value using Level 3 significant unobservable inputs (in thousands):

Loans Receivable
Balance as of December 31, 2018	$750
Issuance of loan receivable	4,994
Change in fair value	(914)

Balance as of December 31, 2019	$4,830

Purchase of loan receivable	10,000
Issuance of loans receivable	475
Proceeds from loans receivable	(800)
Change in fair value	1,061

Balance as of December 31, 2020	$15,566